FSI P1 P2 P4 07/19

SUPPLEMENT DATED JULY 24, 2019

TO THE PROSPECTUSES

DATED MAY 1, 2019

franklin STRATEGIC INCOME VIP fund

 (a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I.  The following is added to the “Portfolio Managers” section in the “Fund Summaries – Franklin Strategic Income VIP Fund” section on page FSI-S7 of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since December 2018.

Patricia O'Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since 2016.

William Chong, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

II.  The following is added to the portfolio manager line-up under the “Fund Details – Franklin Strategic Income VIP Fund – Management” section on page FSI-D14 of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

Sonal Desai, Ph.D.     Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

Patricia O'Connor, CFA     Vice President of Advisers

Ms. O’Connor has been a portfolio manager of the Fund since 2016. She joined Franklin Templeton in 1997.

William Chong, CFA, FRM    Portfolio Manager of Advisers

Mr. Chong will be a portfolio manager of the Fund beginning in October 2019.  He joined Franklin Templeton in 2008.

David Yuen, CFA, FRM    Portfolio Manager of Advisers

Mr. Yuen will be a portfolio manager of the Fund beginning in October 2019.  He joined Franklin Templeton in 2000.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Dr. Desai, Ms. O’Connor, Mr. Chong and Mr. Yuen will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

TG P1 P2 P4 07/19

SUPPLEMENT DATED JULY 24, 2019

TO THE PROSPECTUSES

DATED MAY 1, 2019

TEMPLTON GROWTH VIP fund

 (a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. Effective July 24, 2019, the portfolio management team under the “FUND SUMMARIES – Templeton Growth VIP Fund – Portfolio Managers” section on page TG-S5 of the prospectus is replaced with the following:

Portfolio Managers

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors and portfolio manager of the Fund since 2011.

Peter M. Moeschter, CFA   Executive Vice President of Global Advisors and portfolio manager of the Fund since February 2019.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors and portfolio manager of the Fund since 2014.

Christopher James Peel, CFA   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Herbert J. Arnett, Jr.   Vice President of Global Advisors and portfolio manager of the Fund since 2017.

Warren Pustam, CFA   Vice President of Global Advisors and portfolio manager of the Fund since July 2019.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

II. Effective July 24, 2019, the portfolio management team under the “FUND DETAILS – Templeton Growth VIP Fund – Management” section on page TG-D8 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

Norman J. Boersma, CFA   President, Chief Executive Officer and Director of Global Advisors

Mr. Boersma has been portfolio manager of the Fund since 2011. He joined Franklin Templeton in 1991.

Peter M. Moeschter, CFA   Executive Vice President of Global Advisors

Mr. Moeschter has been a portfolio manager of the Fund since February 2019. He joined Franklin Templeton in 1997.

Herbert J. Arnett, Jr.   Vice President of Global Advisors

Mr. Arnett has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton in 1996.

Heather Arnold, CFA   Executive Vice President, Director of Research and Portfolio Manager of Global Advisors

Ms. Arnold has been a portfolio manager of the Fund since 2014. She first joined Franklin Templeton in 1997, left in 2001 to start her own company and rejoined again in 2008.

Christopher James Peel, CFA   Vice President of Global Advisors

Mr. Peel has been a portfolio manager of the Fund since 2017. He joined Franklin Templeton in 2007.

Warren Pustam, CFA   Vice President of Global Advisors.

Mr. Pustam has been a portfolio manager of the Fund since July 2019. He joined Franklin Templeton in 2013.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Messrs. Boersma and Moeschter are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. Arnold and Messrs. Peel, Arnett and Pustam provide the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

Norman J. Boersma and Heather Arnold will be retiring effective December 31, 2019. Effective January 1, 2020, it is anticipated Mr. Boersma and Ms. Arnold will no longer be portfolio managers of the Fund and that Mr. Peter Moeschter will become the lead portfolio manager, supported by Mr. Herbert Arnett, Mr. Christopher Peel and Mr. Warren Pustam.

Please keep this supplement with your prospectus for future reference.